Business acquisition - Summary of purchase price as of the date of deppon holdco acquisition (Details) ¥ in Millions	Jul. 26, 2022 CNY (¥)
Deppon Holdco [Member]
Summary of purchase price as of the date of acquisition [Line Items]
Cash	¥ 8,976